Commitments and Contingencies (Details)		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 20, 2024 shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares
Commitments and Contingencies [Line Items]
Number of demands		3			3
Number of units remaining for purchase under option (in Shares) | shares	1,250,000
Deferred underwriting fee					$ 6,600,000
Trust account amount		$ 131,489,166
Related to deferred fee amount		4,885,024		$ 6,600,000
Deferred fee		1,714,976		$ 6,600,000	$ 6,600,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Over-allotment period					45 days
Maximum additional number of units offered to underwriters (in Shares) | shares					2,250,000
Number of units issued upon exercise of option by underwriter (in Shares) | shares	1,000,000
Deferred underwriting fee per unit relating to option (in Dollars per share) | $ / shares					$ 0.6
Deferred underwriting fee					$ 6,600,000
Initial Public Offering [Member]
Commitments and Contingencies [Line Items]
Underwriting discount per unit (in Dollars per share) | $ / shares					$ 0.2
Payments of underwriting discounts					$ 3,000,000
Deferred underwriting fee per unit excluding option (in Dollars per share) | $ / shares					$ 0.4
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units remaining for purchase under option (in Shares) | shares	1,250,000
Trust account amount		131,489,166
Related to deferred fee amount		4,885,024
Deferred fee		$ 1,714,976
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Over-allotment period		45 days
Maximum additional number of units offered to underwriters (in Shares) | shares		2,250,000
Number of units issued upon exercise of option by underwriter (in Shares) | shares	1,000,000
Deferred underwriting fee per unit relating to option (in Dollars per share) | $ / shares		$ 0.6
Deferred underwriting fee		$ 6,600,000
Underwriting Agreement [Member] | Initial Public Offering [Member]
Commitments and Contingencies [Line Items]
Underwriting discount per unit (in Dollars per share) | $ / shares		$ 0.2
Payments of underwriting discounts		$ 3,000,000
Deferred underwriting fee per unit excluding option (in Dollars per share) | $ / shares		$ 0.4